UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 08/31/12

Item 1.  Reports to Stockholders.

WOA All Asset I

Class I shares: WOAIX

Semi-Annual Report

August 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

The Water Oak Advisors All Asset I (WOAIX) strategy represents an alternative approach to traditional portfolio management.  The strategy’s dynamic approach to risk management balances the allocation of risk across four major asset classes (also known as risk budgeting), including: commodities, real estate (REIT’s), high-yield debt and global equities.

The strategy focuses on four broad portfolio management themes; efficient portfolio construction, robust diversification, risk management and cost control.  To construct the portfolio, the strategy utilizes asset classes that are highly liquid, provide a positive expected return and have historically exhibited lower correlations to equities than traditional approaches to asset allocation.  For risk management, we consider assets that assist us in capturing the desired volatility over a market cycle.  Last, we focus on cost-effective implementation to reduce or eliminate any unnecessary friction in the portfolio management process.

Alternative asset classes such as commodities and REIT’s are highly volatile to own as long-only holdings in an investment portfolio.  The traditional risk-balanced or equal risk approach relies on levering up (increasing the risk) low risk asset classes (traditionally fixed income) to reach a balance of risk between low risk and high risk asset classes.  We believe this approach puts too much of an emphasis on traditional bonds to deliver a balanced return stream.  The All Asset strategy takes a top down approach to risk management by reducing the risk of high volatility asset classes through a variety of liquid instruments, including inverse ETF’s and cash.

WOA does not attempt to predict future market outcomes with the All Asset Fund.  It is the fund’s goal to diversify the risk allocation of the strategy across four broad asset classes (Commodities, REIT’s, Equities and High Yield Debt).  Risk budgeting is done at the silo level (i.e. Commodities silo or REIT’s silo), as well as at the portfolio level.

No changes to the target risk level will take place in the near future as we feel the fund has performed in line with what we expect given the alternative asset classes used, along with the target volatility we run the strategy at.  We plan on maintaining the current target volatility (standard deviation) of 12 for the remainder of the 3rd Quarter.

Global financial markets spent the second quarter giving up gains achieved during the first quarter. After the second quarter's correction, valuations are pretty much back to where they started the year. More importantly, the U.S. and European markets continued to diverge in the second quarter. European stock markets dropped between 10% and 18%, conversely the U.S. market held up reasonably well, only off 3%.

Europe was the primary area of concern in the second quarter. Greece remained a hot spot, particularly after inconclusive elections in May. After no party was able to form a coalition, fears mounted that a new election in June would lead to a government that would repudiate existing bailout agreements and quickly force Greece out of the Eurozone. The eventual election of the conservative party has removed this fear in the short term. Although the euro zone crisis is solvable, no one should expect a quick solution.  Nevertheless, European politicians are making some progress, as evidenced by the agreements reached at the EU summit at the end of last month.

Domestically, the economic data that looked strong in the first quarter was decidedly less cheery in the second. Numerous poor jobs data and manufacturing declines hurt the market.  The key issue for the U.S. market is the fear of a European recession spreading to our economy.  If this occurs, the contagion will have come full circle.  Many believe our financial crisis in 2008 was the catalyst for the European debt crisis. This may be true, but our aggressive monetary policy was implemented faster than Europe and they are certainly playing catch up in 2012.

1587-NLD-10/10/2012

Performance Analysis:

4/24/12 – 8/31/12
WOA All Asset (WOAIX)*	1.80%
Merrill Lynch US Treasury Bill 3 Month Index + 3% (Primary Benchmark )	1.11%
BLS CPI All Urban SA + 3% (Secondary Benchmark)	1.50%

WOAIX was ahead of the secondary benchmark of CPI+3% (annualized) for the period. The CPI reported a return of 0.44% since the inception of WOAIX on 4/24/12 and the Treasury Bill Index reported a return of 0.05%. The 3% added to the CPI and Treasury Bill Index is annualized, so for the 129 days since inception, we add 1.06% to the CPI and Treasury Bill Index performance. According to the U.S. Bureau of Labor Statistics, the seasonally adjusted Consumer Price Index increase in August was the largest since June 2009. The main contributing factor was from the energy portion of the index, which rose 5.6% in August.

WOAIX maintains an approximate 70% long position divided among each of the four asset class silos, as mentioned earlier. The other 30% is invested in a combination of high quality fixed income, inverse ETFs, and volatility index exposure. Each silo contains a variety of ETFs in order to provide broad index like exposure to the market. Through our strategic allocation, we maintain a target volatility in each silo as well as the total portfolio. Since our target risk level is lower than 3 out of the 4 asset classes, our silos produced returns that did not fair as well as their respective broad index. Global equities was the only silo that produced returns higher than its respective index due to our lower risk exposure to international equities and emerging markets compared to a broad equity index similar to the MSCI All Country All World Index.

Thank you for being a shareholder of the WOA All Asset Fund.

Sincerely,

Water Oak Advisors

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. All performance figures for WOAIX and asset silos are net of expenses, while the CPI and other broad indices’ returns are reported as a gross return since no individual can invest in directly into an index. There is no front end or back end load for WOAIX. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 1, 2012 is 1.82%. All returns are reflected as they are reported through Morningstar Direct.  The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing and should be read carefully before investing.

1587-NLD-10/10/2012

WOA All Asset I
PORTFOLIO REVIEW
August 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended August 31, 2012, as compared to its benchmark:
		Inception** -
		August 31, 2012
WOA All Asset I Fund - Class I		1.80%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index		1.11%
Consumer Price Index + 300 Basis Points		1.50%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.82% for Class I shares per the March 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-745-7935.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index  + 300 Basis Points is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

Consumer Price Index + 300 Basis Points benchmark is created by adding 3% to the annual percentage change in the Consumer Price Index (“CPI”). The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

** Inception date is April 24, 2012.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	99.5%
Other, Cash & Cash Equivalents	0.5%
	100.0%

WOA All Asset I
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES- 99.5%
	COMMODITY FUNDS- 18.1%
237,098	iPath Dow Jones-UBS Commodity Index Total Return ETN*	$ 10,320,876
132,036	iShares Gold Trust*	2,175,953
59,101	iShares Silver Trust*	1,819,720
25,658	PowerShares DB Gold Short ETN*	300,712
		14,617,261

	DEBT FUNDS- 43.7%
194,395	iShares Barclays 1-3 Year Treasury Bond Fund	16,428,322
40,237	iShares Barclays Short Treasury Bond Fund	4,435,324
109,293	iShares Emerging Markets Local Currency Bond Fund**	5,619,846
78,424	iShares iBoxx $ High Yield Corporate Bond Fund	7,240,888
20,672	WisdomTree Emerging Markets Corporate Bond Fund	1,612,416
		35,336,796

	EQUITY FUNDS- 37.7%
27,188	iPath S&P 500 Dynamic VIX ETN*	1,522,256
119,541	iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	3,599,380
30,848	iShares MSCI EAFE Index Fund	1,591,757
51,174	iShares MSCI Emerging Markets Index Fund	2,010,115
39,192	iShares Russell 1000 Growth Index Fund	2,587,064
55,072	iShares Russell 1000 Value Index Fund	3,875,967
19,364	iShares Russell 2000 Growth Index Fund	1,800,658
36,732	iShares Russell 2000 Value Index Fund	2,641,398
161,889	Vanguard REIT ETF	10,802,853
		30,431,448

	TOTAL EXCHANGE TRADED FUNDS AND NOTES	80,385,505
	(Cost $78,863,894)

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
195,996	Fidelity Institutional Money Market Funds-
	Government Portfolio, to yield 0.01% + (Cost $195,996)	195,996

	TOTAL INVESTMENTS - 99.7% ( Cost $79,059,890) (a)	$ 80,581,501
	OTHER ASSETS AND LIABILITIES - 0.3%	248,852
	NET ASSETS - 100.0%	$ 80,830,353

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,644,445
	Unrealized depreciation:	(122,834)
	Net unrealized appreciation:	$ 1,521,611
*Non-Income producing security.
**Affiliated company- The Fund holds in excess of 5% of the outstanding voting securities of this mutual fund.
+ Money market fund; interest rate reflects seven-day effective yield on August 31, 2012.

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2012 (Unaudited)

ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 73,438,619
Affiliated companies, At cost	5,621,271
Total investments, At cost	79,059,890
Unaffiliated companies, At value	74,961,655
Affiliated companies, At value	5,619,846
Total investments, At value	80,581,501
Receivable for securities sold	670,299
Dividends and Interest Receivable	14
Prepaid expenses and other assets	57,067
TOTAL ASSETS	81,308,881

LIABILITIES
Payable for investments purchased	397,645
Investment advisory fees payable	67,839
Distribution (12b-1) fees payable	2,035
Fees payable to other affiliates	1,048
Accrued expenses and other liabilities	9,961
TOTAL LIABILITIES	478,528
NET ASSETS	$ 80,830,353

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 79,343,101
Undistributed net investment income	122,414
Accumulated net realized loss from security transactions	(156,773)
Net unrealized appreciation of investments	1,521,611
NET ASSETS	$ 80,830,353

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 80,830,353
Shares of beneficial interest outstanding	7,941,187
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.18

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2012 *(Unaudited)

INVESTMENT INCOME
Dividends from unaffiliated companies	$ 427,407
Dividends from affiliated companies	68,954
Interest Income	183
Total Investment Income	496,544

EXPENSES
Investment advisory fees	263,289
Distribution (12b-1) fees:
Class I	13,709
Professional fees	37,682
Administrative services fees	18,537
Accounting services fees	10,517
Transfer agent fees	7,919
Registration fees	5,429
Compliance officer fees	4,928
Custodian fees	4,512
Printing and postage expenses	3,569
Trustees fees and expenses	1,764
Insurance expense	1,494
Other expenses	781
TOTAL EXPENSES	374,130

NET INVESTMENT INCOME	122,414

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized loss from:
Security transactions	(156,773)

Net change in unrealized appreciation (depreciation) of:
Security transactions, unaffiliated companies	1,523,036
Security transactions, affiliated companies	(1,425)
Net change in unrealized appreciation (depreciation)	1,521,611

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,364,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,487,252

* The WOA All Asset I commenced operations on April 24, 2012.

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31,
2012*
(Unaudited)
FROM OPERATIONS
Net investment income	$ 122,414
Net realized loss from security transactions	(156,773)
Net change in unrealized appreciation of investments	1,521,611
Net increase in net assets resulting from operations	1,487,252

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	81,964,135
Payments for shares redeemed:
Class I	(2,621,034)
Net increase in net assets resulting from shares of beneficial interest	79,343,101

TOTAL INCREASE IN NET ASSETS	80,830,353

NET ASSETS
Beginning of Period	-
End of Period*	$ 80,830,353
*Includes undistributed net investment income of:	$ 122,414

SHARE ACTIVITY
Class I:
Shares Sold	8,207,369
Shares Redeemed	(266,182)
Net increase in shares of beneficial interest outstanding	7,941,187

* The WOA All Asset 1 fund commenced operations on April 24, 2012.

See accompanying notes to financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class I
	Period Ended August 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized
gain on investments	0.16
Total from investment operations	0.18

Net asset value, end of period	$ 10.18

Total return (3)	1.80%

Net assets, at end of period (000s)	$ 80,830

Ratio of expenses to average
net assets (6)	1.42%	(4)
Ratio of net investment income
to average net assets (6)(7)	0.46%	(4)

Portfolio Turnover Rate	10%	(5)

(1)	The WOA All Asset 1 shares commenced operations on April 24, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS

August 31, 2012 (Unaudited)

1.

ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares.  Class I shares are offered at net asset value without an initial sales charge and is subject to a 0.03% Rule 12b-1 distribution and servicing fee.   Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2012 (Unaudited)

converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2012 (Unaudited)

associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Funds’ assets and liabilities measured at fair value:

WOA All Asset I
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 80,385,505	$ -	$ -	$ 80,385,505
Money Market Fund	195,996	-	-	195,996
Total	$ 80,581,501	$ -	$ -	$ 80,581,501

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2012 (Unaudited)

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended August 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $86,444,614 and $7,423,947, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Water Oak Advisors, LLC (the “Fund Manager”) serves as the Funds’ Investment Advisor (the “Advisor”). The Fund had employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2012 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.03% of the average daily net assets of the Fund’s Class I shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS.

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2012 (Unaudited)

agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at August 31, 2012 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

WOA All Asset I
CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year

464286517	iShares Emerging
	Mkts Local Currency	$ -	$5,621,271	$ -	$68,954	$5,619,846

	TOTAL	$ -	$5,621,271	$ -	$68,954	$5,619,846

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WOA All Asset I

EXPENSE EXAMPLES (Unaudited)

August 31, 2012

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 24, 2012 through August 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/24/12	Ending Account Value 8/31/12	Expenses Paid During Period* 4/24/12 – 8/31/12	Expense Ratio During Period** 4/24/12 – 8/31/12
Actual - Class I	1,000.00	1,018.00	5.01	1.42
Hypothetical - Class I (5% return before expenses)	1,000.00	1,018.06	7.21	1.42

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (128) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

** Annualized.

WOA All Asset I

SUPPLEMENTAL INFORMATION

August 31, 2012 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of WOA All Asset I (the “Fund”) and Water Oak Advisors, LLC (“Water Oak”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Water Oak (including due diligence questionnaires completed by Water Oak, Water Oak Forms ADV, bibliographic information regarding Water Oak’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Water Oak related to the proposed Investment Advisory Agreement with the Trust, including Water Oak’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board also reviewed the presentation provided by Water Oak that contained additional information about Water Oak, the Fund’s proposed investment objective and strategies, and the Fund’s growth potential.  The Board discussed the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of Water Oak based on information provided by and representations made by Water Oak and concluded that Water Oak was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

WOA All Asset I

SUPPLEMENTAL INFORMATION

August 31, 2012 (Unaudited)

The Board concluded that Water Oak had the ability to provide a level of service consistent with the Board’s expectations.

Performance.   As the Fund is newly formed, the Board did not consider past performance of the Fund in evaluating Water Oak, however, the Trustees did review the performance of Water Oak’s composite track record for its strategies applicable to the Fund as compared with a broad based index, noting that performance was acceptable.  The Board concluded that Water Oak was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Water Oak, the Board reviewed and discussed a comparison of the Fund’s proposed management fees and total operating expense to a peer group of similarly managed funds constructed by Water Oak with similar investment objectives and strategies.  The Board reviewed the contractual arrangements for the Fund and noted that Water Oak proposed to charge an annual advisory fee of 1.15% based on the average net assets of the Fund and that Water Oak had agreed to waive or limit its management fee and/or reimburse expenses at least until November 30, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of Water Oak, and the services to be provided to the Fund by Water Oak, the fees to be charged by Water Oak were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Water Oak with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Water Oak provided by Water Oak.  With respect to Water Oak, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Water Oak’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, Water Oak’s expectations for growth of the Fund.  The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Water Oak as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

At a subsequent regular meeting of the Board of the Trust held on October 28, 2011, the Board re-considered the total annual operating expense limit for the Fund approved at the previous meeting at the request of Water Oak. In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the change to the Operating Expense Limitation Agreement.  The materials provided included a memorandum from Water Oak discussing their request to increase the

WOA All Asset I

SUPPLEMENTAL INFORMATION

August 31, 2012 (Unaudited)

expense cap and comparative information relating to the advisory fee and other expenses of the Fund.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote approved the change to the Operating Expense Limitation Agreement with respect to the Fund to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.65% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.

At a special meeting of the Board the Trust held on November 29, 2011, the Board, including the Independent Trustees considered, at the request of Water Oak, lowering the advisory fee and total annual operating expense limit for the Fund that had been previously approved by the Board at their August 2011 meeting and October 2011 meeting, respectively.    The Board was informed that the change in fee was being requested due to a change in Water Oak’s investment strategy removing the option to use covered calls, and that, as a result, Water Oak no longer planned to use a sub-adviser to manage the Fund.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote approved the reduction in the advisory fee to an annual rate of 1.00% of the average net assets of the Fund and to change to the Operating Expense Limitation Agreement with respect to the Fund to lower the cap on net annual operating expenses so that net annual operating expenses, exclusive of certain fees, do not exceed 1.50% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR

Water Oak Advisors, LLC

450 S. Orange Avenue, 4th Floor

Orlando, Florida 32801

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/08/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

11/08/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/08/12